UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

SECURIAN AM DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
May 31, 2019

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 39.4%
iShares Core S&P 500 Fund (a)(b)	70,591	$19,574,884
iShares iBoxx $ Investment Grade Corporate Bond Fund	20,300	2,452,849
Total Exchange Traded Funds
(Cost $16,825,512)		22,027,733

	Par
CORPORATE BONDS - 23.6%
Airlines - 0.4%
British Airways
Series 2013-1
4.625%, 12/20/2025 (c)	$191,366	200,829
Banks - 2.2%
Astoria Financial
3.500%, 06/08/2020	250,000	250,913
Barclays
4.375%, 01/12/2026 (d)	200,000	202,643
JPMorgan Chase
4.500%, 01/24/2022	250,000	261,903
PNC Bank
2.450%, 07/28/2022	250,000	250,613
Synchrony Bank
3.000%, 06/15/2022	250,000	249,706
		1,215,778
Chemicals - 1.0%
Sherwin-Williams
3.950%, 01/15/2026	300,000	310,734
Yara International
4.750%, 06/01/2028 (c)(d)(e)	250,000	263,743
		574,477
Consumer Discretionary - 1.0%
CBS
3.500%, 01/15/2025	300,000	303,706
Harley-Davidson Financial Services
3.550%, 05/21/2021 (c)(e)	250,000	252,463
		556,169
Consumer Staples - 0.4%
CVS Health
6.943%, 01/10/2030	200,308	232,368
Diversified Financial Services - 3.1%
American Express
2.500%, 08/01/2022	250,000	248,873
Capital One Financial
4.250%, 04/30/2025	250,000	263,106
E*TRADE Financial
2.950%, 08/24/2022	500,000	501,556
First American Financial
4.600%, 11/15/2024	200,000	209,898
Invesco Financial
3.750%, 01/15/2026 (d)	250,000	258,145
Total System Services
4.800%, 04/01/2026	250,000	269,101
		1,750,679
Energy - 2.9%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	316,431
ONEOK
4.000%, 07/13/2027	250,000	253,012
Phillips 66
4.650%, 11/15/2034	200,000	215,596
Valero Energy
3.650%, 03/15/2025	300,000	310,174
4.350%, 06/01/2028	250,000	260,431
Williams Partners
3.750%, 06/15/2027	250,000	253,204
		1,608,848

Health Care - 0.6%
Abbott Laboratories
4.750%, 04/15/2043	300,000	336,293
Industrial - 1.4%
General Dynamics
3.500%, 05/15/2025	250,000	262,112
Textron
4.000%, 03/15/2026	250,000	259,324
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	257,246
		778,682
Insurance - 3.1%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	253,352
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	216,652
Hanover Insurance Group
4.500%, 04/15/2026	250,000	262,992
Horace Mann Educators
4.500%, 12/01/2025	250,000	259,306
Liberty Mutual Group
4.250%, 06/15/2023 (c)	250,000	262,728
Manulife Financial
4.150%, 03/04/2026 (d)	250,000	266,263
Old Republic International
4.875%, 10/01/2024	200,000	216,080
		1,737,373
Pharmaceuticals - 1.0%
Takeda Pharmaceutical Company
5.000%, 11/26/2028 (c)(d)(e)	500,000	555,607
Real Estate Investment Trusts - 2.3%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	212,233
Essex Portfolio
3.500%, 04/01/2025	300,000	305,735
Healthcare Trust of America Holdings
3.750%, 07/01/2027	250,000	253,117
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	260,171
Kimco Realty
3.400%, 11/01/2022	250,000	254,785
		1,286,041
Technology - 0.6%
Hewlett Packard Enterprise
4.900%, 10/15/2025	100,000	106,697
Juniper Networks
4.500%, 03/15/2024	200,000	212,128
		318,825
Telecommunications - 2.0%
AT&T
4.500%, 05/15/2035	300,000	302,750
Comcast
4.650%, 07/15/2042	250,000	271,635
Verizon Communications
5.250%, 03/16/2037	250,000	287,439
Vodafone Group
4.125%, 05/30/2025 (d)	250,000	259,562
		1,121,386
Transportation - 1.3%
Kansas City Southern
4.300%, 05/15/2043	250,000	252,232
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)	200,000	202,001
3.900%, 02/01/2024 (c)	250,000	258,489
		712,722
Utilities - 0.3%
Oglethorpe Power
4.250%, 04/01/2046	200,000	198,952
Total Corporate Bonds
(Cost $12,642,815)		13,185,029

U.S. GOVERNMENT SECURITIES - 10.0%
U.S. Treasury Bonds - 10.0%
2.000%, 01/31/2020	500,000	498,936
2.625%, 12/15/2021	5,000,000	5,089,746
(Cost $5,478,642)		5,588,682

MORTGAGE BACKED SECURITY - 1.4%
Commercial - 1.4%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.138%, 11/15/2037 (c)(f)
(Cost $754,558)	750,000	797,494

	Shares
SHORT-TERM INVESTMENT - 25.6%
First American Government Obligations Fund, Class X, 2.32% (b)(g)
(Cost $14,341,571)	14,341,571	14,341,571
Total Investments - 100.0%
(Cost $50,043,098)		55,940,509
Other Assets and Liabilities, Net - (0.0)%		(26,182)
Total Net Assets - 100.0%		$55,914,327

(a)	All or a portion of this security is designated as collateral for futures contracts. As of May 31, 2019, the fair value of collateral was $19,574,884.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2019, the fair value of these investments were $3,109,785, or 5.6% of total net assets.

(d)	Foreign Security. The Fund had $2,316,561 or 4.1% of net assets in foreign securities at May 31, 2019.
(e)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. As of May 31, 2019, the market value of these investments was $1,071,813 or 1.9% of total net assets.

Security	Par	Dates Acquired	Cost Basis
Harley-Davidson Financial Services	$250,000	5/2018	$249,958
Takeda Pharmaceutical Company	500,000	11/2018	497,900
Yara International	250,000	5/2018	249,370

(f)	Variable rate security – The coupon is based on an underlying pool of loans.
(g)	The rate shown is the annualized seven day effective yield as of May 31, 2019.

Schedule of Open Futures Contracts

Futures Contracts Purchased
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
E-mini S&P 500 Index	97	June 2019	$13,350,110	$(183,330)	$(326,869)

Futures Contracts Sold
Description	Number of Contracts Sold	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
U.S. Treasury 10 Year Note Futures	17	June 2019	$2,148,375	$(11,688)	$(76,144)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,027,733	$-	$-	$22,027,733
Short-Term Investment	14,341,571	-	-	14,341,571
Corporate Bonds	-	13,185,029	-	13,185,029
U.S. Government Securities	-	5,588,682	-	5,588,682
Mortgage Backed Security	-	797,494	-	797,494
Total Investments in securities	$36,369,304	$19,571,205	$-	$55,940,509

As of May 31, 2019, the Fund's investments in other financial instruments* were classified as follows:

Long Futures Contracts	$(326,869)	$-	$-	$(326,869)
Short Futures Contracts	(76,144)	-	-	(76,144)
Total	$(403,013)	$-	$-	$(403,013)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation/depreciation on the instrument.

Refer to the Schedule of Investments for further information on the classication of investments.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2019 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts**	$-	Net Assets - unrealized depreciation on futures contracts**	$(326,869)

Interest Rate Contracts - Futures	Net Assets - unrealized appreciation on futures contracts**	-	Net Assets - unrealized depreciation on futures contracts**	(76,144)
Total		$-		$(403,013)

**Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts.

SECURIAN AM MANAGED VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
May 31, 2019

			Fair
		Shares	Value
EXCHANGE TRADED FUNDS - 89.9%
iShares Core High Dividend Fund		73,442	$6,573,793
iShares MSCI EAFE Minimum Volatility Fund (a)(b)		135,016	9,591,537
iShares MSCI Emerging Markets Minimum Volatility Fund		39,016	2,227,814
iShares MSCI Germany Fund		57,396	1,545,100
iShares MSCI USA Minimum Volatility Fund (a)(c)		207,929	12,290,683
iShares Short Maturity Bond Fund		38,255	1,924,609
Total Exchange Traded Funds
(Cost $27,641,423)			34,153,536

		Par
U.S. GOVERNMENT SECURITY - 1.3%
U.S. Treasury Bond - 1.3%
2.000%, 01/31/2020
(Cost $498,351)		$500,000	498,935

	Contracts	Notional
PURCHASED CALL OPTION - 0.0%
CBOE Volatility Index (c)
Expiration: July 2019, Exercise Price: $21.00
(Cost $15,126)	151	$282,521	17,063

		Shares
SHORT-TERM INVESTMENT - 8.9%
First American Government Obligations Fund, Class X, 2.32% (d)
(Cost $3,374,680)		3,374,680	3,374,680
Total Investments - 100.1%
(Cost $31,529,580)			38,044,214
Other Assets and Liabilities, Net - (0.1)%			(48,066)
Total Net Assets - 100.0%			$37,996,148

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	This security is designated as collateral for futures contracts. As of May 31, 2019, the fair value of the collateral was $9,591,537.
(c)	A portion of this security has been depositied as initial margin on open futures contracts. As of May 31, 2019, the fair value of the deposit was $2,068,850.
(d)	The rate shown is the annualized seven day effective yield as of May 31, 2019.

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
E-mini S&P 500 Index	28	June 2019	$3,853,640	$(52,920)	$(116,880)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,153,536	$-	$-	$34,153,536
Short-Term Investment	3,374,680	-	-	3,374,680
U.S. Government Security	-	498,935	-	498,935
Purchased Call Option	17,063	-	-	17,063
Total Investments in securities	$37,545,279	$498,935	$-	$38,044,214

As of May 31, 2019, the Fund's investments in other financial instruments* were classified as follows:
Long Futures Contracts	$(116,880)	$-	$-	$(116,880)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation/depreciation on the instrument.

Refer to the Schedule of Investments for further information on the classification of invesments.

Values of Derivative Instruments as of May 31, 2019 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts**	$-	Net Assets - unrealized depreciation on futures contracts**	$(116,880)

Equity Contracts - Purchased Option	Investments, at fair value	17,063	Investments, at fair value	-
Total		$17,063		$(116,880)

** Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts.

SECURIAN AM REAL ASSET INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
May 31, 2019

		Fair
	Shares	Value
REIT COMMON STOCKS - 50.7%
Health Care - 8.0%
CareTrust REIT	11,212	$272,564
HCP	35,538	1,126,910
Healthcare Trust of America, Class A	24,714	711,516
LTC Properties	4,800	214,800
National Health Investors	8,281	650,473
OMEGA Healthcare Investors	8,978	319,796
Physicians Realty Trust	22,200	406,482
Sabra Health Care REIT	17,559	338,713
Ventas	16,700	1,073,810
Welltower	16,364	1,329,084
		6,444,148
Hotels - 4.2%
Hersha Hospitality Trust	24,790	422,669
Hospitality Properties Trust	29,500	733,665
Host Hotels & Resorts	60,200	1,090,222
Park Hotels & Resorts	5,600	154,672
Pebblebrook Hotel Trust	25,600	712,448
Ryman Hospitality Properties	3,300	263,835
		3,377,511
Industrial - 4.0%
Industrial Logistics Properties Trust	23,648	446,001
Prologis	20,101	1,480,841
STAG Industrial	44,084	1,286,371
		3,213,213
Mortgage - 2.3%
Blackstone Mortgage Trust, Class A	22,447	791,481
Ladder Capital	5,200	82,680
Starwood Property Trust	43,800	965,790
		1,839,951
Multi-Family - 7.6%
American Campus Communities	17,400	805,968
Apartment Investment & Management Company, Class A	17,303	864,285
AvalonBay Communities	7,500	1,522,575
Camden Property Trust	11,278	1,165,694
Equity Residential	5,300	405,821
Mid-America Apartment Communities	5,200	593,736
UDR	17,200	770,216
		6,128,295
Net Lease - 3.1%
Agree Realty	11,312	757,338
Easterly Government Properties	31,600	581,756
Spirit Realty Capital	8,555	364,956
STORE Capital	24,098	824,634
		2,528,684
Office - 5.3%
Boston Properties	5,700	745,731
Brandywine Realty Trust	39,600	598,356
City Office REIT	26,000	306,540
Corporate Office Properties Trust	5,000	139,200
Highwoods Properties	27,500	1,206,150
SL Green Realty	6,822	586,692
Tier REIT	4,400	118,448
Vornado Realty Trust	8,000	529,840
		4,230,957

Retail - 7.0%
Acadia Realty Trust	3,500	95,725
Federal Realty Investment Trust	600	78,438
Getty Realty	4,200	130,032
Macerich	5,700	207,081
National Retail Properties	7,900	422,887
Regency Centers	15,700	1,035,572
Retail Opportunity Investments	46,036	770,643
Simon Property Group	14,400	2,334,096
Weingarten Realty Investors	18,600	524,520
		5,598,994
Specialty - 9.2%
CatchMark Timber Trust, Class A	27,400	257,834
CoreSite Realty	4,400	513,568
Crown Castle International	11,800	1,534,118
CubeSmart	7,800	263,016
CyrusOne	4,849	286,285
Digital Realty Trust	12,012	1,414,052
Extra Space Storage	4,843	518,976
Hannon Armstrong Sustainable Infrastructure Capital	9,500	246,145
Iron Mountain	1,000	30,650
Jernigan Capital	11,200	236,544
OUTFRONT Media	3,200	78,880
Public Storage	3,600	856,368
QTS Realty Trust, Class A	7,200	332,424
VICI Properties	8,800	195,184
Weyerhaeuser Company	29,500	672,600
		7,436,644
Total REIT Common Stocks
(Cost $35,783,177)		40,798,397

OTHER COMMON STOCKS - 15.3%
Energy - 3.2%
Kinder Morgan	38,573	769,531
ONEOK	13,000	827,060
Targa Resources	2,700	103,842
Williams Companies	32,760	864,209
		2,564,642
Infrastructure - 1.1%
Brookfield Infrastructure Partners (a)	22,300	920,990
Real Estate Operating Company - 0.4%
Brookfield Property Partners (a)	18,823	347,849
Telecommunications - 0.6%
Verizon Communications	8,600	467,410
Utilities - 10.0%
AES	43,300	684,140
American Electric Power	13,510	1,163,481
Brookfield Renewable Partners (a)	18,500	595,515
CenterPoint Energy	28,100	799,164
Clearway Energy, Class A	5,574	79,875
Covanta Holding	10,593	178,598
Dominion Energy	7,070	531,523
DTE Energy	3,847	482,683
Duke Energy	9,300	796,173
Entergy	3,100	300,917
Evergy	10,256	596,284
Exelon	19,500	937,560
FirstEnergy	5,500	226,820
South Jersey Industries	21,141	666,999
		8,039,732
Total Other Common Stocks
(Cost $10,667,197)		12,340,623

MASTER LIMITED PARTNERSHIPS - 10.7%
Energy - 10.7%
Buckeye Partners	8,800	358,688
Cheniere Energy Partners	3,800	158,612
DCP Midstream	19,000	577,980
Enable Midstream Partners	17,000	220,830
Energy Transfer	88,052	1,209,834
Enterprise Products Partners	52,384	1,460,990
Magellan Midstream Partners	15,401	947,162
MPLX	24,872	760,586
NextEra Energy Partners	14,600	646,050
Plains All American Pipeline	44,000	994,840
Sprague Resources	16,475	284,523
USA Compression Partners	17,300	295,311
Western Midstream Partners	22,673	661,810
Total Master Limited Partnerships
(Cost $7,184,518)		8,577,216
	Par
U.S. GOVERNMENT SECURITIES - 10.4%
U.S. Treasury Bonds - 10.4%
1.250%, 07/15/2020 (b)	$582,805	587,842
1.125%, 01/15/2021 (b)	581,025	585,896
0.625%, 07/15/2021 (b)	563,930	567,313
0.125%, 07/15/2022 (b)	552,700	550,648
0.125%, 01/15/2023 (b)	440,516	437,074
0.375%, 07/15/2023 (b)	546,160	549,378
0.125%, 07/15/2024 (b)	1,150,863	1,143,645
2.375%, 01/15/2025 (b)	1,348,570	1,501,307
0.375%, 07/15/2025 (b)	428,772	431,006
0.625%, 01/15/2026 (b)	588,401	599,105
3.875%, 04/15/2029 (b)	773,150	1,030,475
2.125%, 02/15/2040 (b)	294,025	376,910
Total U.S. Government Securities
(Cost $8,401,607)		8,360,599

	Shares
REIT PREFERRED STOCKS - 9.0%
Hotels - 2.9%
Hersha Hospitality Trust, Series E, 6.500%	16,270	394,385
Pebblebrook Hotel Trust, Series D, 6.375%	15,500	408,425
Pebblebrook Hotel Trust, Series E, 6.375%	19,702	497,869
Summit Hotel Properties, Series D, 6.450%	16,071	409,007
Summit Hotel Properties, Series E, 6.250%	11,200	275,520
Sunstone Hotel Investors, Series E, 6.950%	13,389	360,164
		2,345,370
Industrial - 0.2%
STAG Industrial, Series C, 6.875%	6,327	170,702
Net Lease - 0.6%
EPR Properties, Series G, 5.750%	20,380	500,329
Office - 1.1%
PS Business Parks, Series U, 5.750%	13,848	353,955
PS Business Parks, Series W, 5.200%	21,100	515,262
		869,217
Other - 0.4%
Colony Capital, Class H, 7.125%	9,000	187,020
Digital Realty Trust, Series I, 6.350%	5,611	146,840
		333,860
Retail - 2.5%
Investors Real Estate Trust, Series C, 6.625%	12,332	314,096
Kimco Realty, Series K, 5.625%	13,033	329,735
National Retail Properties, Series E, 5.700%	21,741	552,439
Pennsylvania Real Estate Investment Trust, Series D, 6.875%	17,586	392,168
Saul Centers, Series C, 6.875%	2,136	55,835
Saul Centers, Series D, 6.125%	14,300	350,493
		1,994,766

Single-Family - 0.8%
American Homes 4 Rent, Series F, 5.875%	23,798	586,859
Specialty - 0.5%
Public Storage, Series H, 5.600%	15,700	410,084
Total REIT Preferred Stocks
(Cost $7,088,304)		7,211,187

	Par
CORPORATE BONDS - 1.3%
Real Estate - 0.4%
CyrusOne LP / CyrusOne Finance
5.000%, 03/15/2024	$300,000	302,910
Telecommunications - 0.7%
AT&T
4.450%, 04/01/2024	500,000	533,620
Utilities - 0.2%
CenterPoint Energy
6.125%, 03/01/2024	200,000	206,208
Total Corporate Bonds
(Cost $1,018,767)		1,042,738

	Shares
OTHER PREFERRED STOCKS - 1.2%
Energy - 0.4%
Energy Transfer Partners, Series D, 7.625%	14,600	351,714
Utilities - 0.8%
CMS Energy, 5.875%	10,500	282,345
Duke Energy, 5.625%	10,400	277,888
Spire, Series A, 5.900%	2,000	51,760
		611,993
Total Other Preferred Stocks
(Cost $935,059)		963,707

CLOSED-END FUND - 0.6%
BlackRock Floating Rate Income Strategies Fund
(Cost $541,357)	40,922	525,848

EXCHANGE TRADED FUND - 0.4%
Invesco DB Commodity Index Tracking Fund
(Cost $274,382)	19,400	293,522

SHORT-TERM INVESTMENT - 0.3%
First American Government Obligations Fund, Class X, 2.32% (c)
(Cost $207,744)	207,744	207,744
Total Investments - 99.9%
(Cost $72,102,112)		80,321,581
Other Assets and Liabilities, Net - 0.1%		111,942
Total Net Assets - 100.0%		$80,433,523

(a)	Foreign Security. The Fund had $1,864,354 or 2.3% of net assets in foreign securities at May 31, 2019.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	The rate shown is the annualized seven day effective yield as of May 31, 2019.
REIT-Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2019:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$40,798,397	$-	$-	$40,798,397
Other Common Stocks	12,340,623	-	-	12,340,623
Master Limited Partnerships	8,577,216	-	-	8,577,216
U.S. Government Securities	-	8,360,599	-	8,360,599
REIT Preferred Stocks	6,897,091	314,096	-	7,211,187
Corporate Bonds	-	1,042,738	-	1,042,738
Other Preferred Stocks	963,707	-	-	963,707
Closed-End Fund	525,848	-	-	525,848
Exchange Traded Fund	293,522	-	-	293,522
Short-Term Investment	207,744	-	-	207,744
Total Investments	$70,604,148	$9,717,433	$-	$80,321,581

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date  July 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   July 30, 2019

By (Signature and Title)  /s/ Ryan L. Roell
                                          Ryan L. Roell, Treasurer

Date   July 30, 2019